Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [line items]
Total Product	$ 4,009	$ 3,651
Parts and supplies	303	268
Current inventories	4,312	3,919
Crude Oil
Disclosure of inventories [line items]
Total Product	2,424	2,060
Diluent
Disclosure of inventories [line items]
Total Product	366	515
Natural Gas and NGLs
Disclosure of inventories [line items]
Total Product	50	33
Refined Products
Disclosure of inventories [line items]
Total Product	$ 1,169	$ 1,043